DocumentAndEntityInformation	Oct. 08, 2026
Document Information Line Items
Entity Central Index Key	0001850938
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	WTI Fund X, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	814-01414
Entity Tax Identification Number	85-3539868
Entity Address, Address Line One	104 La Mesa Drive
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Portola Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94028
City Area Code	650
Local Phone Number	234-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false